Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

	PAY VS. PERFORMANCE

					VALUE OF INITIAL FIXED $100 INVESTMENT BASED ON:(5)

YEAR(1)	SUMMARY COMPENSATION TABLE TOTAL FOR PEO ($)(2)	COMPENSATION ACTUALLY PAID TO PEO ($)(3)	AVERAGE SUMMARY COMPENSATION TABLE TOTAL FOR NON-PEO NEOs ($)(2)	AVERAGE COMPENSATION ACTUALLY PAID TO NON-PEO NEOs ($)(4)	TOTAL SHAREHOLDER RETURNS ($)	PEER GROUP TOTAL SHAREHOLDER RETURN ($)(6)	NET INCOME ($)	ANNUAL EPS GROWTH (%)(7)

2025	20,574,525	17,916,531	6,339,183	5,549,942	160	173	8,563	4.0

2024	18,195,263	12,729,663	5,325,460	4,007,667	148	150	8,223	(2.0)

2023	19,155,001	36,852,582	7,265,484	10,460,553	148	131	8,469	18.0

2022	17,770,514	29,572,322	6,075,626	9,195,551	128	113	6,177	15.0

2021	20,028,132	40,175,283	8,029,832	14,542,270	128	121	7,545	50.0

(1)
Mr. Kempczinski served as our principal executive officer (“PEO”) for the entirety of 2021, 2022, 2023, 2024 and 2025. Our other named executive officers (“NEOs”) for the applicable years were as follows:
o
2025: Messrs. Borden, Erlinger, Steijaert, and Ms. McDonald;
o
2024: Messrs. Borden, Erlinger, Ms. McDonald and Desiree Ralls-Morrison;
o
2023: Messrs. Borden, Erlinger, Ms. McDonald and Jonathan Banner;
o
2022: Messrs. Borden, Erlinger, Kevin Ozan, Ms. Ralls-Morrison, and Brian Rice; and
o
2021: Messrs. Borden, Erlinger, Ozan, and Ms. Ralls-Morrison.
(2)
Amounts reported in this column represent (i) the total compensation reported in the Summary Compensation Table (“SCT”) for the applicable year in the case of Mr. Kempczinski and (ii) the average of the total compensation reported in the SCT for the applicable year for our NEOs reported for the applicable year, other than the PEO for each such years.
(3)
Amounts reported in this column represent the compensation actually paid to Mr. Kempczinski as our PEO in the indicated fiscal years, based on his total compensation reported in the SCT for the indicated fiscal years and adjusted as shown in the table below.

	PEO

	2025	2024	2023	2022	2021

Summary Compensation Table - Total Compensation(a)	$20,574,525	$18,195,263	$19,155,001	$17,770,514	$20,028,132

- Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year(b)	$16,000,281	$15,000,198	$13,000,224	$11,500,239	$14,000,181

+ Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year(c)	$14,469,520	$15,022,059	$16,287,558	$14,642,639	$24,274,810

+ Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years(d)	$(3,513,943)	$(4,228,377)	$14,148,428	$10,047,473	$9,987,616

+ Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year(e)	$2,386,710	$(1,259,084)	$261,819	$(1,388,065)	$(115,094)

= Compensation Actually Paid	$17,916,531	$12,729,663	$36,852,582	$29,572,322	$40,175,283

(4)
Amounts reported in this column represent the compensation actually paid to our NEOs other than Mr. Kempczinski in the indicated fiscal year, based on the average total compensation for such NEOs reported in the SCT for the indicated fiscal year and adjusted as shown in the table below. See footnote 1 for our NEOs included in the average for each indicated fiscal year.

	Other NEOs Average(1)

	2025	2024	2023	2022	2021

Summary Compensation Table - Total Compensation(a)	$6,339,183	$5,325,460	$7,265,484	$6,075,626	$8,029,832

- Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year(b)	$4,000,255	$3,712,793	$4,937,876	$3,440,186	$5,125,135

+ Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year(c)	$3,617,557	$3,718,194	$5,997,952	$4,304,023	$8,313,597

+ Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years(d)	$(871,116)	$(980,981)	$2,105,782	$2,663,320	$3,379,164

+Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year(e)	$464,572	$(342,213)	$29,211	$(407,232)	$(55,189)

= Compensation Actually Paid	$5,549,942	$4,007,667	$10,460,553	$9,195,551	$14,542,270

The below footnotes apply to the tables included in each of footnotes 3 and 4.

(a)
Represents Total Compensation as reported in the SCT for the indicated fiscal year.
(b)
Represents the aggregate grant date fair value as of the indicated fiscal year of the stock awards and option awards granted to each of Mr. Kempczinski and the respective NEOs as applicable for each year, during such fiscal year, calculated using the same methodology used for financial statement reporting purposes.
(c)
Represents the aggregate fair value as of the indicated fiscal year-end for each of Mr. Kempczinski’s, and the respective NEOs’ as applicable for each year, outstanding and unvested stock awards and option awards granted during such fiscal year, calculated using the same methodology used for financial statement reporting purposes and, for awards subject to performance- based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.
(d)
Represents the aggregate change in fair value during the indicated fiscal year of the outstanding and unvested stock awards and option awards held by each of Mr. Kempczinski and the respective NEOs as applicable for each year, as of the last day of the indicated fiscal year, calculated using the same methodology used for financial statement reporting purposes and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.
(e)
Represents the aggregate change in fair value, measured from the prior fiscal year-end to the vesting date, of each stock award and option award held by each of Mr. Kempczinski and the respective NEOs as applicable for each year, that was granted in a prior fiscal year and which vested during the indicated fiscal year, calculated using the same methodology used for financial statement reporting purposes.
(5)
The information provided reflects the respective values at the end of each year of a $100 investment on December 31, 2020, including the reinvestment of any dividends, for each of our common stock and our peer group (see footnote 6 for further information on our peer group). Historic stock price performance is not necessarily indicative of future stock price performance.
(6)
The TSR Peer Group consists of the component companies of the Dow Jones Industrial Average, the peer group used by the Company for purposes of the stock performance graph in our Annual Report on Form 10-K.
(7)
Represents annual EPS growth. As noted in the CD&A, for 2025, the Committee determined that EPS growth continues to be viewed as a core driver of our performance and stockholder value creation. Accordingly, EPS is utilized as the most heavily weighted performance metric applicable to our PRSU award design. EPS growth is calculated as the percentage change in our EPS from the prior fiscal year, with EPS calculated as earnings per share, adjusted consistent with pre-established guidelines as described on Appendix A.

Company Selected Measure Name	annual EPS growth
Named Executive Officers, Footnote
(1)
Mr. Kempczinski served as our principal executive officer (“PEO”) for the entirety of 2021, 2022, 2023, 2024 and 2025. Our other named executive officers (“NEOs”) for the applicable years were as follows:
o
2025: Messrs. Borden, Erlinger, Steijaert, and Ms. McDonald;
o
2024: Messrs. Borden, Erlinger, Ms. McDonald and Desiree Ralls-Morrison;
o
2023: Messrs. Borden, Erlinger, Ms. McDonald and Jonathan Banner;
o
2022: Messrs. Borden, Erlinger, Kevin Ozan, Ms. Ralls-Morrison, and Brian Rice; and
o
2021: Messrs. Borden, Erlinger, Ozan, and Ms. Ralls-Morrison.

Peer Group Issuers, Footnote
(6)
The TSR Peer Group consists of the component companies of the Dow Jones Industrial Average, the peer group used by the Company for purposes of the stock performance graph in our Annual Report on Form 10-K.

PEO Total Compensation Amount	$ 20,574,525	$ 18,195,263	$ 19,155,001	$ 17,770,514	$ 20,028,132
PEO Actually Paid Compensation Amount	$ 17,916,531	12,729,663	36,852,582	29,572,322	40,175,283
Adjustment To PEO Compensation, Footnote
(3)
Amounts reported in this column represent the compensation actually paid to Mr. Kempczinski as our PEO in the indicated fiscal years, based on his total compensation reported in the SCT for the indicated fiscal years and adjusted as shown in the table below.

	PEO

	2025	2024	2023	2022	2021

Summary Compensation Table - Total Compensation(a)	$20,574,525	$18,195,263	$19,155,001	$17,770,514	$20,028,132

- Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year(b)	$16,000,281	$15,000,198	$13,000,224	$11,500,239	$14,000,181

+ Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year(c)	$14,469,520	$15,022,059	$16,287,558	$14,642,639	$24,274,810

+ Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years(d)	$(3,513,943)	$(4,228,377)	$14,148,428	$10,047,473	$9,987,616

+ Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year(e)	$2,386,710	$(1,259,084)	$261,819	$(1,388,065)	$(115,094)

= Compensation Actually Paid	$17,916,531	$12,729,663	$36,852,582	$29,572,322	$40,175,283

(a)
Represents Total Compensation as reported in the SCT for the indicated fiscal year.
(b)
Represents the aggregate grant date fair value as of the indicated fiscal year of the stock awards and option awards granted to each of Mr. Kempczinski and the respective NEOs as applicable for each year, during such fiscal year, calculated using the same methodology used for financial statement reporting purposes.
(c)
Represents the aggregate fair value as of the indicated fiscal year-end for each of Mr. Kempczinski’s, and the respective NEOs’ as applicable for each year, outstanding and unvested stock awards and option awards granted during such fiscal year, calculated using the same methodology used for financial statement reporting purposes and, for awards subject to performance- based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.
(d)
Represents the aggregate change in fair value during the indicated fiscal year of the outstanding and unvested stock awards and option awards held by each of Mr. Kempczinski and the respective NEOs as applicable for each year, as of the last day of the indicated fiscal year, calculated using the same methodology used for financial statement reporting purposes and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.
(e)
Represents the aggregate change in fair value, measured from the prior fiscal year-end to the vesting date, of each stock award and option award held by each of Mr. Kempczinski and the respective NEOs as applicable for each year, that was granted in a prior fiscal year and which vested during the indicated fiscal year, calculated using the same methodology used for financial statement reporting purposes.

Non-PEO NEO Average Total Compensation Amount	$ 6,339,183	5,325,460	7,265,484	6,075,626	8,029,832
Non-PEO NEO Average Compensation Actually Paid Amount	$ 5,549,942	4,007,667	10,460,553	9,195,551	14,542,270
Adjustment to Non-PEO NEO Compensation Footnote
(4)
Amounts reported in this column represent the compensation actually paid to our NEOs other than Mr. Kempczinski in the indicated fiscal year, based on the average total compensation for such NEOs reported in the SCT for the indicated fiscal year and adjusted as shown in the table below. See footnote 1 for our NEOs included in the average for each indicated fiscal year.

	Other NEOs Average(1)

	2025	2024	2023	2022	2021

Summary Compensation Table - Total Compensation(a)	$6,339,183	$5,325,460	$7,265,484	$6,075,626	$8,029,832

- Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year(b)	$4,000,255	$3,712,793	$4,937,876	$3,440,186	$5,125,135

+ Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year(c)	$3,617,557	$3,718,194	$5,997,952	$4,304,023	$8,313,597

+ Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years(d)	$(871,116)	$(980,981)	$2,105,782	$2,663,320	$3,379,164

+Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year(e)	$464,572	$(342,213)	$29,211	$(407,232)	$(55,189)

= Compensation Actually Paid	$5,549,942	$4,007,667	$10,460,553	$9,195,551	$14,542,270

The below footnotes apply to the tables included in each of footnotes 3 and 4.

(a)
Represents Total Compensation as reported in the SCT for the indicated fiscal year.
(b)
Represents the aggregate grant date fair value as of the indicated fiscal year of the stock awards and option awards granted to each of Mr. Kempczinski and the respective NEOs as applicable for each year, during such fiscal year, calculated using the same methodology used for financial statement reporting purposes.
(c)
Represents the aggregate fair value as of the indicated fiscal year-end for each of Mr. Kempczinski’s, and the respective NEOs’ as applicable for each year, outstanding and unvested stock awards and option awards granted during such fiscal year, calculated using the same methodology used for financial statement reporting purposes and, for awards subject to performance- based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.
(d)
Represents the aggregate change in fair value during the indicated fiscal year of the outstanding and unvested stock awards and option awards held by each of Mr. Kempczinski and the respective NEOs as applicable for each year, as of the last day of the indicated fiscal year, calculated using the same methodology used for financial statement reporting purposes and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.
(e)
Represents the aggregate change in fair value, measured from the prior fiscal year-end to the vesting date, of each stock award and option award held by each of Mr. Kempczinski and the respective NEOs as applicable for each year, that was granted in a prior fiscal year and which vested during the indicated fiscal year, calculated using the same methodology used for financial statement reporting purposes.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Tabular List, Table

MOST IMPORTANT PERFORMANCE MEASURES

The following graphic consists of the financial performance measures, in which the Company’s assessment represent the most important financial performance measures used by the Company to link compensation actually paid to the NEOs for 2025. In addition to these financial metrics, the Company’s executive compensation program is impacted by our performance with respect to new restaurant opening goals and our strategic scorecard. See the CD&A for further information regarding how the Company utilized each of the measures below, as well as the new restaurant opening goals and a strategic scorecard in its 2025 executive compensation program.

•
EPS Growth
•
Systemwide Sales Growth
•
Operating Income Growth
•
Return on Invested Capital (ROIC)
•
Relative Total Shareholder Return
(TSR)
•
Share Price Increase

Total Shareholder Return Amount	$ 160	148	148	128	128
Peer Group Total Shareholder Return Amount	173	150	131	113	121
Net Income (Loss)	$ 8,563,000,000	$ 8,223,000,000	$ 8,469,000,000	$ 6,177,000,000	$ 7,545,000,000
Company Selected Measure Amount	4	(2)	18	15	50
PEO Name	Mr. Kempczinski
Measure:: 1
Pay vs Performance Disclosure
Name	EPS Growth
Non-GAAP Measure Description
(7)
Represents annual EPS growth. As noted in the CD&A, for 2025, the Committee determined that EPS growth continues to be viewed as a core driver of our performance and stockholder value creation. Accordingly, EPS is utilized as the most heavily weighted performance metric applicable to our PRSU award design. EPS growth is calculated as the percentage change in our EPS from the prior fiscal year, with EPS calculated as earnings per share, adjusted consistent with pre-established guidelines as described on Appendix A.

Measure:: 2
Pay vs Performance Disclosure
Name	Systemwide Sales Growth
Measure:: 3
Pay vs Performance Disclosure
Name	Operating Income Growth
Measure:: 4
Pay vs Performance Disclosure
Name	Return on Invested Capital (ROIC)
Measure:: 5
Pay vs Performance Disclosure
Name	Relative Total Shareholder Return (TSR)
Measure:: 6
Pay vs Performance Disclosure
Name	Share Price Increase
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (16,000,281)	$ (15,000,198)	$ (13,000,224)	$ (11,500,239)	$ (14,000,181)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	14,469,520	15,022,059	16,287,558	14,642,639	24,274,810
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,513,943)	(4,228,377)	14,148,428	10,047,473	9,987,616
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,386,710	(1,259,084)	261,819	(1,388,065)	(115,094)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,000,255)	(3,712,793)	(4,937,876)	(3,440,186)	(5,125,135)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,617,557	3,718,194	5,997,952	4,304,023	8,313,597
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(871,116)	(980,981)	2,105,782	2,663,320	3,379,164
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 464,572	$ (342,213)	$ 29,211	$ (407,232)	$ (55,189)